                                                        As Filed with the Securities and Exchange Commission on December 9, 2010

                                                                                                                                                         File Nos. 333-80205
                                                                                                                                                                          811-09381
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 23

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24

PAYPAL FUNDS

(Exact name of Registrant as specified in charter)

2211 North First Street
San Jose, CA 95131
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (408) 967-7000

Dana E. Schmidt
PayPal Funds
2211 North First Street
San Jose, CA 95131
(Name and address of agent for service)

Please send copy of all communications to:

David A. Hearth
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

(415) 856-7000

 It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
X	on January 7, 2011 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to (a)(2) of Rule 485

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 7, 2011, the effectiveness of the Registration Statement for the PayPal Fund for Good (the “Fund”), filed in Post-Effective Amendment No. 18 on June 8, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 19 on August 20, 2010, Post-Effective Amendment No. 20 on September 16, 2010, Post-Effective Amendment No. 21 on October 14, 2010 and Post-Effective Amendment No. 22 on November 10, 2010, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 23 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 18.

 SIGNATURES FOR THE REGISTRANT

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 9th day of December 2010.

                              PAYPAL FUNDS
                              (Registrant)

                              By:           /s/ Dana E. Schmidt
                              Name:       Dana E. Schmidt
                              Title:         President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                                           Title                                                                       Date

/s/ Dana E. Schmidt                        President and Principal Executive Officer                  December 9, 2010
Dana E. Schmidt

/s/ Omar J. Paz                                  Treasurer and                                                                December 9, 2010
Omar J. Paz                                       Chief Financial Officer

               *                                          Trustee                                                                           December 9, 2010
Richard D. Kernan

             **                                          Trustee                                                                          December 9, 2010
John P. McGonigle

              *                                           Trustee and Chairman                                                 December 9, 2010
Kevin T. Hamilton

*,** By: /s/ David A. Hearth
David A. Hearth,
As Attorney-in-Fact

________________________
* Pursuant to Powers of Attorney, each dated February 25, 2003, for Richard D. Kernan and Kevin T. Hamilton are incorporated herein by reference to PEA No. 7.
** Pursuant to Power of Attorney, dated September 18, 2008, for John P. McGonigle is incorporated herein by reference to PEA No. 15.